Production and operating costs	12 Months Ended
Dec. 31, 2019
Disclosure Of Production And Operating Costs [Abstract]
Disclosure Of Production And Operating Costs Explanatory [Text Block]

Note 9     Production and operating costs

Amounts in US$ '000	2019	2018	2017
Staff costs (Note 11)	14,213	17,725	11,901
Share-based payment (Note 11)	329	878	457
Royalties	64,576	71,836	28,697
Well and facilities maintenance	27,660	20,262	14,722
Operation and maintenance	7,743	7,756	3,116
Consumables	17,625	17,444	11,902
Equipment rental	10,476	9,317	5,818
Safety and Insurance costs	4,107	3,878	2,591
Gas plant costs	3,414	5,967	6,069
Transportation costs	2,941	2,628	2,969
Field camp	2,583	2,959	2,377
Non-operated blocks costs	1,353	1,327	1,213
Other costs	11,944	12,283	7,155
	168,964	174,260	98,987